5. GROUP STRUCTURE (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of group structure [Line Items]
Revenue	$ 1,071	$ 1,338	$ 1,436
Cost of sales	(663)	(811)	(831)
Gross profit	408	527	605
Selling expenses	(38)	(26)	(37)
Administrative expenses	(93)	(105)	(130)
Exploration expenses		(9)	(1)
Other operating income	56	79	223
Other operating expenses	(36)	(43)	(156)
Operating income (loss)	243	462	618
Gain on monetary position, net			403
Finance income	9	23	30
Finance costs	(177)	(187)	(184)
Other financial results	84	175	(808)
Financial results, net	(84)	11	(559)
(loss) Income before income tax	159	473	59
Income tax	(35)	130	32
(Loss) Profit of the year from discontinued operations	(592)	197	196
Items that will not be reclassified to profit or loss
Income tax			1
Items that may be reclassified to profit or loss
Total comprehensive (loss) income of the year from discontinued operations	(508)	765	292
Total (loss) income of the year from discontinued operations attributable to:
Discontinued operations	(499)	98	139
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Discontinued operations	(517)	84	145
Distribution of energy discontinued operations [member]
Disclosure of group structure [Line Items]
Revenue	1,085	1,502	1,484
Cost of sales	(926)	(1,225)	(1,136)
Gross profit	159	277	348
Selling expenses	(129)	(122)	(134)
Administrative expenses	(64)	(65)	(76)
Other operating income	29	19	16
Other operating expenses	(25)	(43)	(44)
Impairment of property, plant and equipment and intangible assets	(589)
Result from the sale of share of profit and property, plant and equipment
Agreement on the regularization of obligations		285
Operating income (loss)	(619)	351	110
Gain on monetary position, net	115	187	226
Finance income	1	11	11
Finance costs	(110)	(112)	(132)
Other financial results	(20)	(62)	(50)
Financial results, net	(14)	24	55
(loss) Income before income tax	(633)	375	165
Income tax	41	(178)	(49)
(Loss) Profit of the year from discontinued operations	(592)	197	116
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	1
Income tax
Exchange differences on translation	(15)	(15)
Items that may be reclassified to profit or loss
Exchange differences on translation	(19)	(13)
Other comprehensive (loss) income of the year from discontinued operations	(33)	(28)
Total comprehensive (loss) income of the year from discontinued operations	(625)	169	116
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company	(499)	98	61
Non - controlling interest	(93)	99	55
Discontinued operations	(592)	197	116
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(517)	84	61
Non - controlling interest	(108)	85	55
Discontinued operations	$ (625)	$ 169	116
Oil and gas discontinued operations [member]
Disclosure of group structure [Line Items]
Revenue			66
Cost of sales			(33)
Gross profit			33
Selling expenses			(2)
Administrative expenses			(1)
Other operating income			1
Other operating expenses			(6)
Result from the sale of share of profit and property, plant and equipment			44
Operating income (loss)			69
Gain on monetary position, net			7
Finance income			4
Finance costs			(1)
Other financial results			(4)
Financial results, net			6
(loss) Income before income tax			75
Income tax			(26)
(Loss) Profit of the year from discontinued operations			49
Items that will not be reclassified to profit or loss
Income tax			(2)
Exchange differences on translation			4
Items that may be reclassified to profit or loss
Exchange differences on translation			6
Other comprehensive (loss) income of the year from discontinued operations			8
Total comprehensive (loss) income of the year from discontinued operations			57
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company			47
Non - controlling interest			2
Discontinued operations			49
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company			53
Non - controlling interest			4
Discontinued operations			57
Refining and distribution [member]
Disclosure of group structure [Line Items]
Revenue			422
Cost of sales			(361)
Gross profit			61
Selling expenses			(33)
Administrative expenses			(4)
Other operating income			6
Other operating expenses			(10)
Impairment of property, plant and equipment and intangible assets
Result from the sale of share of profit and property, plant and equipment
Agreement on the regularization of obligations
Operating income (loss)			20
Gain on monetary position, net			2
Finance income			1
Finance costs
Other financial results			22
Financial results, net			25
(loss) Income before income tax			45
Income tax			(14)
(Loss) Profit of the year from discontinued operations			31
Items that will not be reclassified to profit or loss
Results related to defined benefit plans
Income tax
Items that may be reclassified to profit or loss
Exchange differences on translation
Other comprehensive (loss) income of the year from discontinued operations
Total comprehensive (loss) income of the year from discontinued operations			31
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company			31
Non - controlling interest
Discontinued operations			31
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company			31
Non - controlling interest
Discontinued operations			31
Eliminations discontinued operations [member]
Disclosure of group structure [Line Items]
Revenue			(90)
Cost of sales			91
Gross profit			1
Selling expenses
Administrative expenses
Other operating income
Other operating expenses
Impairment of property, plant and equipment and intangible assets
Result from the sale of share of profit and property, plant and equipment
Agreement on the regularization of obligations
Operating income (loss)			1
Gain on monetary position, net			(1)
Finance income
Finance costs
Other financial results
Financial results, net			(1)
(loss) Income before income tax
Income tax
(Loss) Profit of the year from discontinued operations
Items that will not be reclassified to profit or loss
Results related to defined benefit plans
Income tax
Items that may be reclassified to profit or loss
Exchange differences on translation
Other comprehensive (loss) income of the year from discontinued operations
Total comprehensive (loss) income of the year from discontinued operations
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company
Non - controlling interest
Discontinued operations
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company
Non - controlling interest
Discontinued operations
Discontinued operations total [member]
Disclosure of group structure [Line Items]
Revenue			1,882
Cost of sales			(1,439)
Gross profit			443
Selling expenses			(169)
Administrative expenses			(81)
Other operating income			23
Other operating expenses			(60)
Impairment of property, plant and equipment and intangible assets
Result from the sale of share of profit and property, plant and equipment			44
Agreement on the regularization of obligations
Operating income (loss)			200
Gain on monetary position, net			234
Finance income			16
Finance costs			(133)
Other financial results			(32)
Financial results, net			85
(loss) Income before income tax			285
Income tax			(89)
(Loss) Profit of the year from discontinued operations			196
Items that will not be reclassified to profit or loss
Results related to defined benefit plans
Income tax			(2)
Exchange differences on translation			4
Items that may be reclassified to profit or loss
Exchange differences on translation			6
Other comprehensive (loss) income of the year from discontinued operations			8
Total comprehensive (loss) income of the year from discontinued operations			204
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company			139
Non - controlling interest			57
Discontinued operations			196
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company			145
Non - controlling interest			59
Discontinued operations			$ 204